SHORT TERM DEBT (Details Narrative) (USD $)	9 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Short term loans from IIMG interest rate	2.50%
Short term loans received from IIMG	$ 313,012
Forgiven short term loan	56,421
Individual short term loans received	$ 31,301